                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                Amendment No.

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                              ------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number:  28-05491
                          -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Staley, IV
         --------------------------------
Title:   President
         --------------------------------
Phone:   412 394-1292
         --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV     Pittsburgh, PA                May 11, 2006
----------------------     --------------------------    -----------------
[Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-
        -----------                 -------------------------------
     [Repeat as necessary.]

     None

                             Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                      0
                                             ------------------

Form 13F Information Table Entry Total:                64
                                             ------------------

Form 13F Information Table Value Total:          $256,140
                                             ------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13F File Number       Name

         28-
-----       -------------           ---------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100  BERKSHIRE A             COM              084990175      542      600 SH       Sole                      600
ALCOA, INC.                    COM              013817101      202     6609 SH       Sole                     6609
ALLIANCEBERNSTEIN              COM              01881G106     1385    20900 SH       Sole                    20900
ALLSTATE CORP.                 COM              020002101      453     8700 SH       Sole                     8700
ALTRIA GROUP INC.              COM              02209S103     3472    48993 SH       Sole                    48993
AMER. INTL. GROUP              COM              026874107     6285    95100 SH       Sole                    95100
AMPHENOL CORP NEW - CL A       COM              032095101    20089   385000 SH       Sole                   385000
AT&T CORP.                     COM              001957109      219     8082 SH       Sole                     8082
BANK OF AMERICA                COM              060505104      790    17358 SH       Sole                    17358
BELLSOUTH CORP.                COM              079860102      246     7103 SH       Sole                     7103
BERKSHIRE HATHAWAY B           COM              084670207     5735     1904 SH       Sole                     1904
BP PLC - SPONS ADR             COM              056622104      745    10804 SH       Sole                    10804
BRISTOL WEST HOLDINGS INC      COM              11037M105     5294   275000 SH       Sole                   275000
CATALYTICA ENERGY SYSTEMS      COM              148884109       36    23500 SH       Sole                    23500
CEDAR FAIR L.P.                COM              150185106     1214    41500 SH       Sole                    41500
CENDANT CORP                   COM              151313103    18317  1055725 SH       Sole                  1055725
CHEVRON CORP                   COM              166764100     3085    53218 SH       Sole                    53218
CITIGROUP, INC.                COM              172967101      631    13350 SH       Sole                    13350
COCA COLA                      COM              191216100     7980   190600 SH       Sole                   190600
CONSECO INC                    COM              208464883    21407   862500 SH       Sole                   862500
DISCOVERY HOLD.                COM              25468Y107     8422   561450 SH       Sole                   561450
EXXON MOBIL                    COM              30231G102     1107    18182 SH       Sole                    18182
FEDERATED INVESTORS            COM              314211103      234     6000 SH       Sole                     6000
FIRST HORIZON                  COM              320517105     2428    58300 SH       Sole                    58300
GENERAL ELECTRIC               COM              369604103      918    26398 SH       Sole                    26398
HEARTLAND TECHNOLOGIES         COM              421979105        0    20000 SH       Sole                    20000
HEINZ H.J. CO.                 COM              423074103     2801    73875 SH       Sole                    73875
HONEYWELL INTL.                COM              438516106      260     6083 SH       Sole                     6083
INTERNAT. PAPER                COM              460146103     2174    62900 SH       Sole                    62900
J.P. MORGAN CHASE              COM              46625H100     4631   111226 SH       Sole                   111226
KRAFT FOODS                    COM              50075N104     2396    79050 SH       Sole                    79050
LEXINGTON PRECISION CORP.      COM              529529109       17    26000 SH       Sole                    26000
LIBERTY MEDIA                  COM              530718105    10502  1279142 SH       Sole                  1279142
MERCK & CO. INC.               COM              589331107      203     5750 SH       Sole                     5750
MERITOR SAVINGS BANK-PA        COM              590007100     2993   652000 SH       Sole                   652000
MICROSOFT CORP                 COM              594918104      499    18330 SH       Sole                    18330
NEWELLRUBBERMAID               COM              651229106     8725   346357 SH       Sole                   346357
NORWOOD RES.                   COM              669958100        9    10000 SH       Sole                    10000
PFIZER                         COM              717081103     5802   232836 SH       Sole                   232836
PHH CORP COM NEW               COM              693320202     4005   150000 SH       Sole                   150000
PINNACLE WEST                  COM              723484101     8821   225600 SH       Sole                   225600
PNC BANK CORP.                 COM              693475105      291     4316 SH       Sole                     4316
POLYMER GROUP                  COM              731745204     1827    67916 SH       Sole                    67916
POLYMER GROUP B                COM              731745303      279    10367 SH       Sole                    10367
PRIMEDIA INC                   COM              74157K101     3534  1707100 SH       Sole                  1707100
RESPIRONICS, INC.              COM              761230101      218     5600 SH       Sole                     5600

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
ROYAL DUTCH SHELL              COM              780259206     1836    29495 SH       Sole                    29495
SOVEREIGN BANC.                COM              845905108      296    13514 SH       Sole                    13514
TIME WARNER                    COM              887317105     3260   194160 SH       Sole                   194160
TREEHOUSE FOODS                COM              89469A104     5575   210000 SH       Sole                   210000
TYCO INTL.                     COM              902124106     4032   150000 SH       Sole                   150000
UST INC.                       COM              902911106     3382    81300 SH       Sole                    81300
VERIZON COMM.                  COM              92343V104      353    10372 SH       Sole                    10372
WASTE MGMT.                    COM              94106L109    19551   553845 SH       Sole                   553845
WELLS FARGO CO.                COM              949746101      224     3500 SH       Sole                     3500
SPDR-HEALTHCARE                MUTUAL           81369y209     4651 145450.00 SH      Sole                145450.00
SPDR-UTILITIES                 MUTUAL           81369Y886      987 32000.00 SH       Sole                 32000.00
iSHARES DIVIDEND               MUTUAL           464287168      972 15500.00 SH       Sole                 15500.00
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    23475 445110.00 SH      Sole                445110.00
LIBERTY GLOBAL                 COM              530555101     3337 163006.00 SH      Sole                163006.00
LIBERTY GLOBAL-C               COM              530555309     3219 163006.00 SH      Sole                163006.00
STREETTRACKS GOLD              COM              863307104     2838 48850.00 SH       Sole                 48850.00
MFS INTERMED. INCOME TRUST     BOND             55273C107      392 63604.09 SH       Sole                 63604.09
iSHARES T.I.P.S.               BOND             464287176     6718 66750.00 SH       Sole                 66750.00
BLACKROCK MUNI TARGET TRUST    TAX-FREE         09247M105      100    10000 SH       Sole                    10000
FRANKLIN PENNSYLVANIA TAX-FREE TAX-FREE         354723801      117    11298 SH       Sole                    11298

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